Note 26 - Impairment Testing of Goodwill and Intangible Assets With Indefinite Lives (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of intangible assets and goodwill [text block]
	Consumer segment		Commercial segment
	North America	U.K.	North America
Goodwill	$168,003	$13,355	$158,563
Brand	19,570	-	14,734
	$187,573	$13,355	$173,297